UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

WESTERN ASSET

PREMIER BOND FUND (WEA)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide current income and capital appreciation.

Under normal market conditions, the Fund expects to invest substantially all (but at least 80%) of its total managed assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities, and at least 65% of its total managed assets in bonds that, at the time of purchase, are of investment grade quality. The Fund may invest up to 35% of its total managed assets in bonds of below investment grade quality at the time of purchase. The Fund may invest in securities or instruments other than bonds (including preferred stock) and may invest up to 10% of its total managed assets in instruments denominated in currencies other than the U.S. dollar. The Fund expects that the average effective duration of its portfolio will range between 3.5 and seven years, although this target duration may change from time to time. Trust preferred interests and capital securities are considered bonds and not preferred stock for purposes of the foregoing guidelines.

II	Western Asset Premier Bond Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Premier Bond Fund for the six-month reporting period ended June 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

Western Asset Premier Bond Fund	III

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

IV	Western Asset Premier Bond Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexv, declined 0.10% during the six months ended June 30, 2015.

Q. How did the high-yield bond market perform over the six months ended June 30, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvi, returned 2.53% for the six months ended June 30, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class posted negative returns in March and June 2015 when investor risk aversion increased.

Performance review

For the six months ended June 30, 2015, Western Asset Premier Bond Fund returned 0.30% based on its net asset value (“NAV”)vii and 0.24% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Barclays U.S. Corporate High Yield Indexviii and the Barclays U.S. Credit Indexix, returned 2.53% and -0.78%, respectively,

Western Asset Premier Bond Fund	V

Investment commentary (cont’d)

for the same period. The Lipper Corporate BBB-Rated Debt (Leveraged) Closed-End Funds Category Averagex returned 0.40% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.54 per share. As of June 30, 2015, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2015. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2015 (unaudited)
Price Per Share	6-Month Total Return**
$14.34 (NAV)	0.30	%†
$13.40 (Market Price)	0.24	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “WEA” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XWEAX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Premier Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

*	This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com.

VI	Western Asset Premier Bond Fund

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment’s price. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may invest, to a limited extent, in foreign securities, including emerging markets, which involve additional risks. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vii

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total investments) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii

The Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144-A securities are also included.

ix	The Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

[x]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 9 funds in the Fund’s Lipper category.

Western Asset Premier Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the Fund’s portfolio as of June 30, 2015 and December 31, 2014 and does not include derivatives such as futures contracts and forward foreign currency contracts. The Fund’s portfolio is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — June 30, 2015

Total Spread Duration
WEA	— 5.24 years
Benchmark	— 4.24 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Corporate High Yield
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WEA	— Western Asset Premier Bond Fund

2	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2015

Total Effective Duration
WEA	— 4.78 years
Benchmark	— 4.21 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Corporate High Yield
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WEA	— Western Asset Premier Bond Fund

Western Asset Premier Bond Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2015

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 92.4%
Consumer Discretionary — 10.3%
Automobiles — 3.0%
DaimlerChrysler NA Holding Corp., Notes	8.500%	1/18/31	1,000,000		$1,469,639	(a)
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	680,000		740,798	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,000,000		1,009,296	(a)
General Motors Co., Senior Notes	6.250%	10/2/43	1,750,000		1,952,222	(a)
Total Automobiles					5,171,955
Hotels, Restaurants & Leisure — 1.0%
CCM Merger Inc., Senior Notes	9.125%	5/1/19	570,000		609,900	(a)(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	420,000		441,000	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	720,000		747,000	(a)(b)
Total Hotels, Restaurants & Leisure					1,797,900
Household Durables — 0.6%
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	580,000		584,350	(b)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	390,000		421,200	(a)
Total Household Durables					1,005,550
Media — 5.5%
21st Century Fox America Inc., Senior Debentures	8.875%	4/26/23	400,000		528,917	(a)
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	350,000		343,000	(b)
Comcast Corp., Notes	7.050%	3/15/33	1,000,000		1,282,444	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,000,000		1,055,000	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	385,000		426,965	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	440,000		354,200
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	382,592		329,029	(b)(c)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	720,000		811,230	(a)
Time Warner Cable Inc., Senior Notes	5.850%	5/1/17	500,000		533,934	(a)
Time Warner Inc., Senior Debentures	7.700%	5/1/32	980,000		1,287,346	(a)
Tribune Media Co., Senior Notes	5.875%	7/15/22	260,000		261,950	(b)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,820,000	EUR	2,176,130	(a)(b)
Total Media					9,390,145
Specialty Retail — 0.2%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	270,000		283,500	(a)(b)
Total Consumer Discretionary					17,649,050
Consumer Staples — 4.1%
Food & Staples Retailing — 2.2%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	437,790		488,652	(a)(b)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	446,801		506,668	(a)

See Notes to Financial Statements.

4	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	445,970	$507,547	(a)
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	430,905	511,987	(a)
CVS Pass-Through Trust, Secured Notes	7.507%	1/10/32	422,214	532,003	(a)(b)
Kroger Co., Senior Notes	6.400%	8/15/17	1,090,000	1,200,083	(a)
Total Food & Staples Retailing				3,746,940
Food Products — 1.7%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	686,921	839,018	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	2,000,000	2,017,472	(a)(b)
Total Food Products				2,856,490
Tobacco — 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	310,000	325,157
Total Consumer Staples				6,928,587
Energy — 15.7%
Energy Equipment & Services — 1.6%
CGG, Senior Notes	6.500%	6/1/21	750,000	622,500	(a)
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	370,000	271,950
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	410,000	141,450	(a)(b)(d)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	650,000	224,250	(a)(b)(d)
Transocean Inc., Senior Notes	5.550%	12/15/16	1,000,000	1,034,970	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	500,000	373,750	(a)
Total Energy Equipment & Services				2,668,870
Oil, Gas & Consumable Fuels — 14.1%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	713,790	(a)
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,000,000	919,050	(a)
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	217,109	(a)
Arch Coal Inc., Senior Notes	7.000%	6/15/19	1,080,000	156,600	(a)
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	597,973	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	900,000	886,500	(a)
Colorado Interstate Gas Co., Senior Notes	6.800%	11/15/15	150,000	153,169	(a)
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	900,000	380,250
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,000,000	912,799	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	421,103	(a)
Devon Energy Corp., Debentures	7.950%	4/15/32	310,000	402,822	(a)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	1,000,000	922,800
Ecopetrol SA, Senior Notes	5.875%	9/18/23	55,000	57,750	(a)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,000,000	990,000
Ecopetrol SA, Senior Notes	5.875%	5/28/45	130,000	114,725

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	880,000	$852,071	(a)
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	1,000,000	972,642	(a)
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	320,000	164,000	(a)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	429,000	453,667	(a)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	650,000	697,125	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	440,000	434,500	(b)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	670,000	450,575	(a)
Hess Corp., Notes	7.875%	10/1/29	350,000	440,808	(a)
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	190,000	216,997
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	1,500,000	1,386,427	(a)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	180,000	146,700	(b)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	740,000	662,300
MEG Energy Corp., Senior Notes	7.000%	3/31/24	840,000	805,350	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	370,000	327,450	(a)
Newfield Exploration Co., Senior Notes	5.625%	7/1/24	2,500,000	2,525,000
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	974,260	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	150,000	152,204	(a)(b)
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,000,000	928,360	(a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,500,000	1,460,850	(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,078,328	(a)(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	250,000	269,582	(e)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	380,000	378,100	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	413,000	451,994	(a)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	47,295	(a)
Total Oil, Gas & Consumable Fuels				24,123,025
Total Energy				26,791,895
Financials — 26.2%
Banks — 15.6%
Bank of America Corp., Senior Notes	3.750%	7/12/16	1,000,000	1,025,139	(a)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,207,544	(a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	685,722	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	808,188	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,500,000	2,847,000
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,015,962	(b)
Capital One N.A., Senior Notes	1.500%	3/22/18	1,810,000	1,786,408	(a)

See Notes to Financial Statements.

6	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	$488,165	(a)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	200,000	216,159	(a)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,183,752	(a)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	750,000	771,014	(b)(f)(g)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	350,000	335,272	(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	700,000	776,127	(a)(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,480,000	1,483,700	(f)(g)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	300,000	300,743	(b)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/16/18	1,000,000	1,032,333
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	910,000	884,105	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,500,000	1,458,099	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,000,000	1,000,588
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000	1,562,958
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	158,840
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,830,000	2,826,556
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	140,000	163,806	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	521,875	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	2,000,000	2,073,344	(b)
Total Banks				26,613,399
Capital Markets — 4.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,500,000	1,443,260	(b)
Deutsche Bank AG, Subordinated Notes	4.296%	5/24/28	2,000,000	1,890,348	(a)(f)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,000,000	1,111,880	(a)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	888,414	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,172,948	(a)
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000	1,002,890	(b)
Total Capital Markets				7,509,740
Consumer Finance — 1.1%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000	332,055	(a)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	500,000	527,743	(a)
Synchrony Financial, Senior Notes	4.250%	8/15/24	1,000,000	1,004,295
Total Consumer Finance				1,864,093
Diversified Financial Services — 3.0%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	890,000	932,275	(a)(b)
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	500,000	537,500	(a)(f)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	450,000	505,994	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,380,000	1,509,872	(a)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	750,000	810,000	(a)

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	400,000	$446,000	(a)(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	511,385	(a)(b)(f)
Total Diversified Financial Services				5,253,026
Insurance — 0.8%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	330,000	292,152	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	200,000	237,000	(a)(b)
Metlife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	810,000	(a)
Total Insurance				1,339,152
Real Estate Management & Development — 0.8%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	630,000	618,975	(a)(b)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	690,000	731,400	(a)(b)
Total Real Estate Management & Development				1,350,375
Thrifts & Mortgage Finance — 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	860,000	823,450	(b)
Total Financials				44,753,235
Health Care — 5.2%
Health Care Equipment & Supplies — 1.2%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	340,000	334,050	(a)(b)(c)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,040,000	1,071,200	(b)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	610,000	626,470	(a)
Total Health Care Equipment & Supplies				2,031,720
Health Care Providers & Services — 1.3%
HCA Inc., Debentures	7.500%	11/15/95	475,000	470,250	(a)
HCA Inc., Notes	7.690%	6/15/25	90,000	102,150	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	230,000	238,050	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	480,000	524,880	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	960,000	979,200	(b)
Total Health Care Providers & Services				2,314,530
Pharmaceuticals — 2.7%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	700,000	691,877	(a)
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	270,000	256,708	(a)
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	1,080,000	1,028,218	(a)
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	300,000	300,000	(b)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	760,000	771,400	(b)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,500,000	1,543,125	(b)
Total Pharmaceuticals				4,591,328
Total Health Care				8,937,578

See Notes to Financial Statements.

8	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 10.2%
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	250,000	$266,250	(a)
Boeing Co., Notes	6.125%	2/15/33	600,000	750,130	(a)
Total Aerospace & Defense				1,016,380
Air Freight & Logistics — 0.8%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,300,000	1,272,375	(b)
Airlines — 5.8%
Air 2 US, Notes	8.027%	10/1/19	1,033,852	1,106,222	(a)(b)
America West Airlines Inc., Pass-Through Certificates, Ambac Assurance Corp.	8.057%	7/2/20	1,412,985	1,589,609	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	352,149	367,749	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	423,470	452,054	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	764,865	837,986	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	8.048%	11/1/20	322,437	365,546	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	657,055	698,121	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	116,111	133,238	(a)
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	325,590	361,404
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	2,030,057	2,151,860	(a)
US Airways, Pass-Through Certificates, Senior Secured Bonds	7.125%	10/22/23	1,568,919	1,819,947	(a)
Total Airlines				9,883,736
Commercial Services & Supplies — 0.1%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	220,000	211,200	(b)
Construction & Engineering — 0.7%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	270,000	226,800	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	610,000	590,175	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	360,000	311,400	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	189,580	131,758	(b)
Total Construction & Engineering				1,260,133
Electrical Equipment — 0.2%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000	351,900	(a)(b)
Machinery — 0.4%
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	710,000	752,600	(a)(b)

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Marine — 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	470,000	$462,950	(a)(b)
Professional Services — 0.6%
IHS Inc., Senior Notes	5.000%	11/1/22	1,000,000	993,750	(a)(b)
Road & Rail — 0.3%
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	100,000	94,750	(a)(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	240,000	240,600	(b)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	280,000	218,400	(a)(b)
Total Road & Rail				553,750
Trading Companies & Distributors — 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	590,000	608,438	(a)
Total Industrials				17,367,212
Information Technology — 2.4%
Communications Equipment — 0.8%
Harris Corp., Senior Notes	5.054%	4/27/45	1,500,000	1,429,074	(a)
Electronic Equipment, Instruments & Components — 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	340,000	341,700	(a)
IT Services — 1.4%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	465,000	353,400	(b)
First Data Corp., Senior Notes	12.625%	1/15/21	940,000	1,085,700	(a)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	98,000	103,574	(a)(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	208,000	234,000	(a)
HP Enterprise Services LLC, Notes	7.450%	10/15/29	500,000	610,528	(a)
Total IT Services				2,387,202
Total Information Technology				4,157,976
Materials — 4.3%
Chemicals — 0.3%
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	211,830	(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	250,000	247,188	(b)(c)
Total Chemicals				459,018
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	415,000	435,750	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	213,529	217,800	(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	590,000	587,050	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	49,500	(a)
Total Containers & Packaging				1,290,100

See Notes to Financial Statements.

10	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — 2.6%
ArcelorMittal, Senior Bonds	5.125%	6/1/20	160,000	$162,200
ArcelorMittal, Senior Bonds	6.125%	6/1/25	430,000	428,656
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	430,000	402,050	(a)(b)
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	300,000	347,451	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	1,060,000	1,094,450	(b)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	900,000	838,595	(a)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	260,000	239,200	(a)(b)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	414,000	418,140	(a)
Vedanta Resources PLC, Senior Bonds	8.250%	6/7/21	580,000	590,553	(a)(e)
Total Metals & Mining				4,521,295
Paper & Forest Products — 0.6%
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	610,000	350,750
Weyerhaeuser Co., Debentures	7.375%	3/15/32	560,000	700,264	(a)
Total Paper & Forest Products				1,051,014
Total Materials				7,321,427
Telecommunication Services — 10.7%
Diversified Telecommunication Services — 8.9%
AT&T Inc., Senior Notes	5.350%	9/1/40	170,000	167,368	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	25,000	24,000	(a)
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	470,000	390,100
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	290,000	309,923	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	530,000	555,811	(a)
Oi SA, Senior Notes	5.750%	2/10/22	400,000	346,500	(b)
Orange, Notes	9.000%	3/1/31	600,000	846,635	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,000,000	2,207,500	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,750,000	2,739,687	(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,187,762	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	4,330,000	4,740,662	(a)
Windstream Corp., Senior Notes	6.375%	8/1/23	800,000	651,000	(a)
Total Diversified Telecommunication Services				15,166,948
Wireless Telecommunication Services — 1.8%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000	397,120	(a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000	645,000	(a)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	564,630	(a)(b)
Sprint Corp., Senior Notes	7.625%	2/15/25	1,000,000	942,500	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	570,000	502,911	(a)(b)
Total Wireless Telecommunication Services				3,052,161
Total Telecommunication Services				18,219,109

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 3.3%
Electric Utilities — 2.7%
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	210,000	$194,250	(b)
Electricite de France, Junior Subordinated Notes	5.625%	1/22/24	1,500,000	1,525,500	(a)(b)(f)(g)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,770,000	2,156,573	(a)
Southern Co., Senior Notes	1.950%	9/1/16	150,000	151,702	(a)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	500,000	523,698	(e)
Total Electric Utilities				4,551,723
Gas Utilities — 0.0%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	20,000	23,742	(a)
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., Senior Notes	8.000%	6/1/20	100,000	115,500	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	489,000	528,120	(a)(b)
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	370,000	375,550	(a)(b)
Total Independent Power and Renewable Electricity Producers				1,019,170
Total Utilities				5,594,635
Total Corporate Bonds & Notes (Cost — $155,177,089)				157,720,704
Asset-Backed Securities — 15.5%
AAA Trust, 2005-1A 1A3B	0.596%	2/27/35	463,839	418,614	(b)(f)
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	942,549	752,169
ACE Securities Corp., 2005-WF1 M1	0.817%	5/25/35	470,000	466,801	(f)
Ameriquest Mortgage Securities Inc., 2004-R1 A1B	0.987%	2/25/34	410,329	384,643	(f)
Ameriquest Mortgage Securities Inc., 2004-R9 M1	1.117%	10/25/34	56,796	56,786	(f)
Argent Securities Inc., 2003-W3 M1	1.310%	9/25/33	32,125	31,206	(f)
Associates Manufactured Housing Pass-Through Certificates, 1997-CLB2	8.900%	6/15/28	2,008,418	1,924,266	(h)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	40,502	41,934	(f)
Bayview Financial Asset Trust, 2004-SSRA A1	0.787%	12/25/39	171,240	164,298	(b)(f)
Bayview Financial Asset Trust, 2007-SR1A M1	0.987%	3/25/37	928,942	811,059	(b)(f)
Bayview Financial Asset Trust, 2007-SR1A M3	1.337%	3/25/37	352,357	280,935	(b)(f)
Bayview Financial Asset Trust, 2007-SR1A M4	1.687%	3/25/37	96,098	71,939	(b)(f)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1P0, STRIPS, PO	0.000%	8/25/36	521,726	285,498
Centex Home Equity Loan Trust, 2003-B AF4	3.735%	2/25/32	349,152	350,978
Citigroup Mortgage Loan Trust Inc., 2006-SHL1 A1	0.385%	11/25/45	70,825	68,613	(b)(f)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	167,594	169,124
Countrywide Asset-Backed Certificates, 2004-3 3A3	0.947%	8/25/34	135,516	133,136	(f)
Countrywide Asset-Backed Certificates, 2006-3 3A1	0.307%	6/25/36	61,754	61,110	(f)

See Notes to Financial Statements.

12	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.087%	10/25/47	886,192	$789,018	(f)
Countrywide Asset-Backed Certificates, 2007-SEA2 1A1	1.187%	8/25/47	39,764	36,557	(b)(f)
Credit-Based Asset Servicing and Securitization LLC, 2005-RP1 M1	0.807%	1/25/35	123,552	122,264	(b)(f)
CS First Boston Mortgage Securities Corp., 2004-CF2 2A1	0.657%	5/25/44	11,667	11,465	(b)(f)
Education Funding Capital Trust, 2004-1 B1	0.174%	6/15/43	1,200,000	1,154,537	(a)(f)
EMC Mortgage Loan Trust, 2003-B A1	0.737%	11/25/41	18,903	17,735	(b)(f)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	377,673	245,865	(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.935%	2/25/31	95,302	93,551	(b)(f)
Green Tree Financial Corp., 1993-1 B	8.450%	4/15/18	19,293	9,472
Green Tree Home Improvement Loan Trust, 1996-D HIB2	8.000%	9/15/27	14,135	12,101
Greenpoint Manufactured Housing, 1999-2 A2	2.900%	3/18/29	425,000	388,903	(f)
Greenpoint Manufactured Housing, 1999-3 2A2	3.549%	6/19/29	125,000	108,750	(f)
Greenpoint Manufactured Housing, 1999-4 A2	3.687%	2/20/30	125,000	108,750	(f)
Greenpoint Manufactured Housing, 1999-5 A5	7.820%	12/15/29	116,259	117,056	(f)
Greenpoint Manufactured Housing, 2001-2 IA2	3.685%	2/20/32	300,000	275,314	(f)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.686%	3/13/32	500,000	453,121	(f)
GSAA Home Equity Trust, 2004-8 A3A	0.927%	9/25/34	115,494	115,245	(f)
GSAA Home Equity Trust, 2006-19 A3A	0.427%	12/25/36	591,572	329,972	(f)
GSAMP Trust, 2003-SEA2 A1	4.422%	7/25/33	1,254,419	1,234,447
GSRPM Mortgage Loan Trust, 2006-1 A1	0.487%	3/25/35	77,604	76,177	(b)(f)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.485%	9/25/36	117,751	111,870	(b)(f)
Indymac Manufactured Housing Contract, 1997-1 A5	6.970%	2/25/28	110,004	113,955
Lehman XS Trust, 2007-1 WF1	4.909%	1/25/37	584,382	372,522	(f)
Long Beach Mortgage Loan Trust, 2004-4 M1	1.087%	10/25/34	1,620,000	1,535,935	(a)(f)
Morgan Stanley ABS Capital I, 2003-SD1 A1	1.187%	3/25/33	14,692	13,877	(f)
Morgan Stanley Capital Inc., 2003-NC9 M	1.312%	9/25/33	1,040,006	1,005,842	(f)
Morgan Stanley Capital Inc., 2004-HE7 M1	1.087%	8/25/34	1,539,471	1,457,840	(a)(f)
New Century Home Equity Loan Trust, 2004-2 A2	0.927%	8/25/34	475,320	447,290	(f)
New Century Home Equity Loan Trust, 2004-3 M1	1.117%	11/25/34	1,480,740	1,367,904	(f)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	162,334	167,746	(f)
Option One Mortgage Loan Trust, 2003-2 A2	0.787%	4/25/33	280,982	259,940	(f)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.300%	10/15/37	1,914,444	1,730,636	(f)
Origen Manufactured Housing Contract Trust, 2007-A A2	0.174%	4/15/37	2,191,683	1,965,478	(f)
Park Place Securities Inc., 2004-WCW1 M2	1.207%	9/25/34	700,517	695,512	(f)
Park Place Securities Inc., 2004-WHQ2 M2	1.132%	2/25/35	355,543	354,554	(f)
People’s Choice Home Loan Securities Trust, 2004-1 A3	1.227%	6/25/34	400,842	391,477	(f)
RAAC Series, 2007-RP1 M1	0.735%	5/25/46	210,000	155,456	(b)(f)

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Renaissance Home Equity Loan Trust, 2004-2 AF4	5.392%	7/25/34	202,701	$204,784
Renaissance Home Equity Loan Trust, 2005-3 AV3	0.567%	11/25/35	509,244	411,771	(f)
Residential Asset Mortgage Products Inc., 2004-RZ1 AII	0.667%	3/25/34	265,894	264,109	(f)
Residential Asset Securities Corp., 2002-KS2 AI6	6.228%	4/25/32	133,928	136,503	(f)
Residential Asset Securities Corp., 2003-KS8 AI6	4.830%	10/25/33	112,143	111,344	(f)
Settlement Fee Finance LLC, 2004-1A A	9.100%	7/25/34	457,639	486,104	(b)
Structured Asset Securities Corp., 2006-GEL3 A2	0.417%	7/25/36	463,113	460,611	(b)(f)
Total Asset-Backed Securities (Cost — $22,250,885)				26,396,469
Collateralized Mortgage Obligations — 10.2%
American Home Mortgage Investment Trust, 2007-A 4A	1.081%	7/25/46	595,142	212,596	(b)(f)
Banc of America Funding Corp., 2004-B 6A1	2.222%	12/20/34	285,337	200,415	(f)
BCAP LLC Trust, 2009-RR12 2A2	0.503%	3/26/35	1,844,014	1,192,749	(b)(f)
Bear Stearns Alt-A Trust, 2004-03 A1	0.827%	4/25/34	314,133	305,683	(f)
Bear Stearns Alt-A Trust, 2005-10 21A1	2.532%	1/25/36	760,218	626,249	(f)
Bear Stearns Asset Backed Securities Trust, 2002-AC1 B4	7.000%	1/25/32	450,998	81,734	(b)
BlackRock Capital Finance LP, 1997-R2 B5	4.778%	12/25/35	60,775	602	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	0.437%	8/25/35	824,549	753,146	(b)(f)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.417%	10/25/35	1,316,427	1,212,512	(b)(f)
Countrywide Home Loans, 2004-R2 1AF1	0.607%	11/25/34	215,586	192,432	(b)(f)
Countrywide Home Loans, 2005-7 1A1	0.727%	3/25/35	990,056	922,200	(f)
Countrywide Home Loans, 2006-HYB4 3B	2.665%	6/20/36	706,395	597,442	(f)
Credit Suisse Mortgage Capital Certificates, 2009-16R 4A1	2.483%	3/26/35	259,953	251,240	(b)(f)
Greenpoint Mortgage Funding Trust, 2005-AR5 3A2	0.457%	11/25/46	193,424	858,801	(f)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	1,021,171	1,059,321	(b)(f)
HarborView Mortgage Loan Trust, 2004-08 3A2	0.988%	11/19/34	103,949	79,578	(f)
HarborView Mortgage Loan Trust, 2004-10 4A	2.528%	1/19/35	238,422	237,292	(f)
HarborView Mortgage Loan Trust, 2005-9 B10	1.940%	6/20/35	12,813	0	(d)(f)(i)
Impac CMB Trust, 2004-9 1A1	0.947%	1/25/35	35,651	32,366	(f)
Impac CMB Trust, 2005-2 2A2	0.987%	4/25/35	94,611	86,326	(f)
Impac CMB Trust, 2A-10	0.827%	3/25/35	274,116	227,742	(f)
Indymac Manufactured Housing Contract, A2-2	6.170%	8/25/29	78,958	80,298
Jefferies & Co., 2009-B 9A	0.514%	11/21/35	16	314,579	(b)(f)(h)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	944,748	674,790	(f)
JPMorgan Mortgage Trust, 2007-A2 4A2	4.925%	4/25/37	187,204	169,527	(f)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.567%	6/15/36	246,384	676	(b)(d)(f)
MASTR Adjustable Rate Mortgages Trust, 2004-13 3A7	2.702%	11/21/34	1,110,610	1,136,015	(f)
Merit Securities Corp., 11PA 3A1	0.806%	4/28/27	98,328	89,001	(b)(f)
Merit Securities Corp., 11PA B3	2.436%	9/28/32	704,926	652,003	(b)(f)

See Notes to Financial Statements.

14	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Metropolitan Asset Funding Inc., 1998-BI B1	8.000%	11/20/24	443,441	$407,707	(f)
Nomura Asset Acceptance Corp., 2004-AR4 1A1	2.658%	12/25/34	143,624	144,285	(f)
Prime Mortgage Trust, 2005-2 2XB, STRIPS, IO	1.743%	10/25/32	2,509,123	120,062	(f)
Prime Mortgage Trust, 2005-5 1X, STRIPS, IO	0.973%	7/25/34	4,771,412	171,594	(f)
Prime Mortgage Trust, 2005-5 1XB, STRIPS, IO	1.156%	7/25/34	400,954	8,028	(f)
Regal Trust IV, 1999-1 A	1.674%	9/29/31	31,296	29,142	(b)(f)
Residential Asset Mortgage Products Inc., 2005-SL2 AP0, STRIPS, PO	0.000%	2/25/32	29,105	28,173
Sequoia Mortgage Trust, 2003-2 A2	1.083%	6/20/33	22,476	21,837	(f)
Sequoia Mortgage Trust, 2004-10 A1A	0.807%	11/20/34	20,879	19,961	(f)
Sequoia Mortgage Trust, 2004-11 A1	0.487%	12/20/34	29,027	28,193	(f)
Sequoia Mortgage Trust, 2004-12 A1	0.457%	1/20/35	250,753	237,390	(f)
Structured Asset Securities Corp., 1998-RF2 A	6.389%	7/15/27	231,256	228,937	(b)(f)
Structured Asset Securities Corp., 2002-9 A2	0.787%	10/25/27	433,506	423,801	(f)
Structured Asset Securities Corp., 2003-9A 2A2	2.352%	3/25/33	140,713	139,943	(f)
Structured Asset Securities Corp., 2004-NP1 A	0.987%	9/25/33	99,744	98,533	(b)(f)
Thornburg Mortgage Securities Trust, 2004-03 A	0.927%	9/25/44	390,108	373,864	(f)
Thornburg Mortgage Securities Trust, 2007-04 3A1	6.088%	9/25/37	162,673	166,980	(f)
WaMu Mortgage Pass-Through Certificates, 2004-AR06 A	0.607%	5/25/44	397,262	375,631	(f)
WaMu Mortgage Pass-Through Certificates, 2004-AR08 A1	0.607%	6/25/44	266,321	246,559	(f)
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-7 A2A	4.644%	9/25/36	1,055,362	624,245
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-7 A3	4.644%	9/25/36	130,647	74,567
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.577%	10/25/44	314,821	303,905	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.477%	10/25/45	231,299	215,139	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR8 2A1A	0.477%	7/25/45	286,371	267,624	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR5 3A	1.098%	7/25/46	744,744	460,042	(f)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	15,204	16,058
Total Collateralized Mortgage Obligations (Cost — $13,860,411)				17,479,515
Mortgage-Backed Securities — 0.1%
FNMA — 0.1%
Federal National Mortgage Association (FNMA), Whole Loan (Cost—$216,757)	6.500%	8/25/44	213,005	236,721

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Senior Loans — 1.1%
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	430,000		$436,450	(k)(l)
Consumer Staples — 0.1%
Food Products — 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	180,000		182,250	(k)(l)
Health Care — 0.3%
Health Care Providers & Services — 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	440,000		432,300	(k)(l)
Materials — 0.2%
Chemicals — 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	329,741		338,397	(k)(l)
Utilities — 0.2%
Electric Utilities — 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	428,925		422,491	(k)(l)
Total Senior Loans (Cost — $1,785,987)					1,811,888
Sovereign Bonds — 7.3%
Argentina — 0.2%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	410,000		408,351	(a)
Brazil — 1.6%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	8,989,000	BRL	2,746,940
Mexico — 2.9%
United Mexican States, Senior Bonds	8.000%	6/11/20	11,147,000	MXN	792,732
United Mexican States, Senior Bonds	6.500%	6/9/22	60,296,400	MXN	3,974,307
United Mexican States, Senior Bonds	10.000%	12/5/24	2,750,000	MXN	224,033
Total Mexico					4,991,072
Poland — 1.4%
Republic of Poland, Bonds	4.000%	10/25/23	8,440,000	PLN	2,376,668
Turkey — 1.2%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	210,000		226,359
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,200,000		1,299,000
Republic of Turkey, Senior Notes	6.250%	9/26/22	400,000		444,976
Total Turkey					1,970,335
Total Sovereign Bonds (Cost — $15,539,500)					12,493,366
U.S. Government & Agency Obligations — 0.6%
U.S. Government Obligations — 0.6%
U.S. Treasury Notes (Cost — $998,153)	0.500%	1/31/17	1,000,000		999,688

See Notes to Financial Statements.

16	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Western Asset Premier Bond Fund

Security			Shares	Value
Common Stocks — 1.0%
Financials — 0.8%
Banks — 0.8%
Citigroup Inc.			25,131	$1,388,237
Health Care — 0.1%
Health Care Providers & Services — 0.1%
Physiotherapy Associates Holdings Inc.			1,900	157,700	*(d)(h)
Industrials — 0.1%
Marine — 0.1%
DeepOcean Group Holding AS			8,860	67,729	*(d)(h)
Total Common Stocks (Cost — $1,128,516)				1,613,666

	Rate
Preferred Stocks — 2.1%
Financials — 2.1%
Consumer Finance — 1.0%
GMAC Capital Trust I	8.125%		62,722	1,629,517	(f)
Diversified Financial Services — 1.1%
Citigroup Capital XIII	7.875%		75,725	1,965,821	(f)
Corporate-Backed Trust Certificates, Series 2001-8, Class A-1	7.375%		33,900	41	*(h)(j)
Total Diversified Financial Services				1,965,862
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%		200	1,150	*
Federal Home Loan Mortgage Corp. (FHLMC)	0.000%		100	486	*(f)
Total Thrifts & Mortgage Finance				1,636
Total Preferred Stocks (Cost — $3,682,190)				3,597,015
Total Investments before Short-Term Investments (Cost — $214,639,488)				222,349,032

		Maturity Date	Face Amount†
Short-Term Investments — 1.0%
U.S. Government Obligations — 1.0%
U.S. Treasury Bills (Cost — $1,598,486)	0.125 - 0.163%	3/3/16	1,600,000	1,598,442	(m)
Total Investments — 131.3% (Cost — $216,237,974#)				223,947,474
Liabilities in Excess of Other Assets — (31.3)%				(53,323,295)
Total Net Assets — 100.0%				$170,624,179

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (See Note 6).

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Premier Bond Fund

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Value is less than $1.

(j)	The coupon payment on these securities is currently in default as of June 30, 2015.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

18	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments, at value (Cost — $216,237,974)	$223,947,474
Foreign currency, at value (Cost — $332,930)	307,092
Cash	859,845
Interest receivable	2,740,023
Receivable for insurance proceeds (Note 9)	1,633,988
Receivable for securities sold	464,549
Deposits with brokers for open futures contracts	123,513
Unrealized appreciation on forward foreign currency contracts	19,557
Principal paydown receivable	10,921
Receivable from broker — variation margin on open futures contracts	1,719
Prepaid expenses	21,256
Other assets	15,486
Total Assets	230,145,423

Liabilities:
Loan payable (Note 6)	58,000,000
Payable for securities purchased	1,243,278
Investment management fee payable	104,244
Interest payable	44,170
Trustees’ fees payable	3,900
Accrued expenses	125,652
Total Liabilities	59,521,244
Total Net Assets	$170,624,179

Net Assets:
Common shares, no par value, unlimited number of shares authorized, 11,899,563 shares issued and outstanding	168,112,107
Undistributed net investment income	5,941,577
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(11,634,232)
Net unrealized appreciation on investments, futures contracts and foreign currencies	8,204,727
Total Net Assets	$170,624,179

Shares Outstanding	11,899,563

Net Asset Value	$14.34

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Interest	$6,986,552
Dividends	141,922
Total Investment Income	7,128,474

Expenses:
Investment management fee (Note 2)	633,139
Interest expense (Note 6)	290,122
Legal fees	83,214
Audit and tax fees	29,057
Shareholder reports	20,245
Transfer agent fees	19,873
Trustees’ fees	15,858
Rating agency fees	15,100
Excise tax (Note 1)	13,418
Stock exchange listing fees	10,532
Commitment fees (Note 6)	7,819
Fund accounting fees	5,886
Custody fees	5,875
Insurance	2,100
Miscellaneous expenses	18,236
Total Expenses	1,170,474
Net Investment Income	5,958,000

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(43,573)
Futures contracts	(284,127)
Foreign currency transactions	201,290
Net Realized Loss	(126,410)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments and investment in other assets	(5,300,776)
Futures contracts	165,544
Foreign currencies	(69,092)
Change in Net Unrealized Appreciation (Depreciation)	(5,204,324)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(5,330,734)
Increase in Net Assets from Operations	$627,266

See Notes to Financial Statements.

20	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$5,958,000	$12,375,779
Net realized gain (loss)	(126,410)	416,019
Change in net unrealized appreciation (depreciation)	(5,204,324)	(1,868,118)
Distributions paid to auction rate preferred stockholders from net investment income	—	(51,720)
Increase in Net Assets from Operations	627,266	10,871,960

Distributions to Shareholders From (Note 1):
Net investment income	(6,425,584)	(12,848,714)
Decrease in Net Assets from Distributions to Shareholders	(6,425,584)	(12,848,714)

Fund Share Transactions:
Net increase from tender and repurchase of Auction Rate Preferred Shares (Note 5)	—	2,147,250
Reinvestment of distributions (1,934 and 2,039 shares issued, respectively)	28,778	31,278
Increase in Net Assets from Fund Share Transactions	28,778	2,178,528
Increase (Decrease) in Net Assets	(5,769,540)	201,774

Net Assets:
Beginning of period	176,393,719	176,191,945
End of period*	$170,624,179	$176,393,719
*Includesundistributed net investment income of:	$5,941,577	$6,409,161

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	21

Statement of cash flows (unaudited)

For the Six Months Ended June 30, 2015

Increase (Decrease) in Cash:
Cash Provided (used) by Operating Activities:
Net increase in net assets resulting from operations	$627,266
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(41,953,809)
Sales of portfolio securities	34,938,323
Net purchases, sales and maturities of short-term investments	4,405,450
Payment-in-kind	(19,300)
Net amortization of premium (accretion of discount)	(589,585)
Decrease in receivable for securities sold	3,774,231
Increase in interest receivable	(224,482)
Increase in receivable from broker — variation margin on open futures contracts	(1,719)
Decrease in prepaid expenses	18,375
Decrease in receivable from principal paydown	49,377
Decrease in receivable for insurance proceeds	80,947
Decrease in deposits with brokers for open futures contracts	100,001
Decrease in payable for securities purchased	(4,395,244)
Decrease in investment management fee payable	(3,437)
Increase in Trustees’ fees payable	2,170
Increase in interest payable	915
Decrease in accrued expenses	(191,644)
Decrease in payable to broker — variation margin on open futures contracts	(29,531)
Net realized gain on investments	43,573
Change in unrealized depreciation of investments and forward foreign currency transactions	5,354,397
Net Cash Provided by Operating Activities*	1,986,274

Cash Flows from Financing Activities:
Distributions paid on common stock	(6,396,806)
Increase in loan payable	5,000,000
Net Cash Used in Financing Activities	(1,396,806)
Net Increase in Cash	589,468
Cash at Beginning of Period	577,469
Cash at End of Period	$1,166,937

Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$28,778

*	Included in operating expenses is cash of $298,340 paid for interest and commitment fees on borrowings.

See Notes to Financial Statements.

22	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2015[1,2]	2014[1]	2013[1]	2012[1]	2011[1]	2010[1]

Net asset value, beginning of period	$14.83	$14.81	$14.84	$13.05	$13.96	$12.39

Income (loss) from operations:
Net investment income	0.50	1.04	1.15	1.16	1.32	1.47
Net realized and unrealized gain (loss)	(0.45)	(0.12)	(0.03)	1.96	(0.73)	1.57
Distributions paid to Auction Rate Preferred Stockholders from net investment income	—	(0.00) [3]	(0.01)	(0.01)	(0.01)	(0.02)
Total income from operations	0.05	0.92	1.11	3.11	0.58	3.02

Less distributions from:
Net investment income	(0.54) [4]	(1.08)	(1.14)	(1.32)	(1.49)	(1.45)
Total distributions	(0.54)	(1.08)	(1.14)	(1.32)	(1.49)	(1.45)

Net increase from tender and repurchase of Auction Rate Preferred Shares	—	0.18	—	—	—	—

Net asset value, end of period	$14.34	$14.83	$14.81	$14.84	$13.05	$13.96

Market price, end of period	$13.40	$13.89	$14.53	$15.54	$15.95	$14.13
Total return, based on NAV[5,6]	0.30%	7.53%[7]	7.71%	24.90%	4.12%	25.50%
Total return, based on Market Price[8]	0.24%	2.88%	0.97%	6.16%	24.87%	17.56%

Net assets, end of period (000s)	$170,624	$176,394	$176,192	$176,214	$154,406	$163,814

Ratios to average net assets:[9]
Gross expenses	1.34%[10]	1.47%	1.20%	1.19%	1.30%	1.38%
Net expenses	1.34 [10]	1.47	1.20	1.19	1.30	1.38
Net investment income	6.84 [10]	6.85	7.68	8.33	9.45	11.12

Portfolio turnover rate	16%	32%	36%	36%	18%	33%

Supplemental data:
Auction Rate Preferred Stock at Liquidation Value, End of Period (000s)	—	—	$72,000	$72,000	$72,000	$72,000
Asset Coverage Ratio for Auction Rate Preferred Stock	—	—	345%[11]	345%[11]	314%[11]	327%[11]
Asset Coverage, per $25,000 Liquidation Value per Share of Auction Rate Preferred Stock	—	—	$86,178 [11,12]	$86,186 [11,12]	$78,613 [11,12]	$81,880 [11,12]
Loan Outstanding, End of Period (000s)	$58,000	$53,000	—	—	—	—
Asset Coverage Ratio for Loan Outstanding	394%[13]	433%[13]	—	—	—	—
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding	$3,942 [13]	$4,328 [12,13]	—	—	—	—
Weighted Average Loan (000s)	$56,448	$53,000 [14]	—	—	—	—
Weighted Average Interest Rate on Loan	1.04%	1.00%[14]	—	—	—	—

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	23

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return based on NAV reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Rate Preferred Shares at 97% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been 6.22%.

[8]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.

[10]	Annualized.

[11]	Represents value of net assets plus the auction rate preferred stock at the end of the period divided by the auction rate preferred stock outstanding at the end of the period.

[12]	Added to conform to current period presentation.

[13]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

[14]	Weighted average based on the number of days that the Fund had a loan outstanding.

See Notes to Financial Statements.

24	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the

Western Asset Premier Bond Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

“Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Western Asset Premier Bond Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Industrials	—	$13,158,292	$4,208,920	$17,367,212
Other corporate bonds & notes	—	140,353,492	—	140,353,492
Asset-backed securities	—	23,836,089	2,560,380	26,396,469
Collateralized mortgage obligations	—	17,479,515	—	17,479,515
Mortgage-backed securities	—	236,721	—	236,721
Senior loans:
Consumer discretionary	—	—	436,450	436,450
Consumer staples	—	—	182,250	182,250
Other senior loans		1,193,188	—	1,193,188
Sovereign bonds	—	12,493,366	—	12,493,366
U.S. government & agency obligations	—	999,688	—	999,688
Common stocks:
Health care	—	—	157,700	157,700
Industrials	—	—	67,729	67,729
Other common stocks	$1,388,237	—	—	1,388,237
Preferred stocks	3,596,974	—	41	3,597,015
Total long-term investments	$4,985,211	$209,750,351	$7,613,470	$222,349,032
Short-term investments†	—	1,598,442	—	1,598,442
Total investments	$4,985,211	$211,348,793	$7,613,470	$223,947,474
Receivable for insurance proceeds	—	$1,633,988	—	$1,633,988
Other assets	—	—	$15,486	15,486
Other financial instruments:
Forward foreign currency contracts	—	$19,557	—	19,557
Futures contracts	$19,668	—	—	19,668
Total other financial instruments	$19,668	$19,557	—	$39,225
Total	$5,004,879	$213,002,338	$7,628,956	$225,636,173

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes			Senior Loans		Common Stocks
Investments in Securities	Industrials	Asset- Backed Securities	Collateralized Mortgage Obligations	Consumer Discretionary	Consumer Staples	Health Care	Industrials	Preferred Stock	Other Assets	Total
Balance as of December 31, 2014	—	$3,004,145	$2,083	—	—	$157,700	$216,969	—	$15,486	$3,396,383
Accrued premiums/discounts	—	28,651	393	—	—	—	—	—	—	29,044
Realized gain (loss)[1]	—	(23,599)	(15,638)	—	—	—	—	—	—	(39,237)
Change in unrealized appreciation (depreciation)[2]	—	69,605	13,764	—	—	—	(149,240)	—	—	(65,871)
Purchases	—	—	—	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—	—	—	—
Transfers into Level 3[3]	$4,208,920	636,115	—	$436,450	$182,250	—	—	$41	—	5,463,776
Transfers out of Level 3[4]	—	(1,154,537)	(602)	—	—	—	—		—	(1,155,139)
Balance as of June 30, 2015	$4,208,920	$2,560,380	—	$436,450	$182,250	$157,700	$67,729	$41	$15,486	$7,628,956
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[2]	—	$9,545	—	—	—	—	$(149,240)	—	—	$(139,695)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in

28	Western Asset Premier Bond Fund 2015 Semi-Annual Report

an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in

Western Asset Premier Bond Fund 2015 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

30	Western Asset Premier Bond Fund 2015 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

Western Asset Premier Bond Fund 2015 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2015, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortagage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

32	Western Asset Premier Bond Fund 2015 Semi-Annual Report

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Net asset value. The net asset value (“NAV”) of the Fund’s common stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday) and on the last business day of the month. It is determined by dividing the value of the net assets available to common stock by the total number of shares of common stock outstanding.

(o) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $233,418 of Federal excise taxes attributable to calendar year 2014. Additionally, the Fund has accrued $13,418 of Federal excise taxes in calendar year 2015.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has a management agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average

Western Asset Premier Bond Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

weekly value of the Fund’s total managed assets. “Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities. Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are additional subadvisers to the Fund under portfolio management agreements between Western Asset and Western Singapore, and Western Asset and Western Japan.

Western Singapore and Western Japan provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments in Asia (excluding Japan) and Japan, respectively.

Under the terms of the administration services agreement among the Fund, Western Asset and Legg Mason Partners Fund Adviser, LLC (“LMPFA”), Western Asset (not the Fund) pays LMPFA, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500.

LMPFA, Western Asset, WAML, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

During periods in which the Fund utilizes financial leverage, the fees which are payable to the investment manager as a percentage of the Fund’s assets will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$41,953,809
Sales	34,938,323

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,230,928
Gross unrealized depreciation	(9,521,428)
Net unrealized appreciation	$7,709,500

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	53	9/15	$6,706,164	$6,687,109	$19,055
U.S. Treasury Long-Term Bonds	1	9/15	151,457	150,844	613
Net unrealized appreciation on open futures contracts					$19,668

34	Western Asset Premier Bond Fund 2015 Semi-Annual Report

At June 30, 2015 , the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,027,408	EUR	1,800,000	JPMorgan Chase Bank	8/13/15	$19,557

Abbreviations used in this table:
EUR	— Euro
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2015.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$19,668	—	$19,668
Forward foreign currency contracts	—	$19,557	19,557
Total	$19,668	$19,557	$39,225

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(284,127)	—	$(284,127)
Forward foreign currency contracts[1]	—	$229,180	229,180
Total	$(284,127)	$229,180	$(54,947)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$165,544	—	$165,544
Forward foreign currency contracts[1]	—	$(53,621)	(53,621)
Total	$165,544	$(53,621)	$111,923

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$9,842,277
Forward foreign currency contracts (to sell)	2,024,820

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$1,719	—	$1,719
Forward foreign currency contracts	19,557	—	19,557
Total	$21,276	—	$21,276

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Auction rate preferred shares

For part of the year ended December 31, 2014, up to 2,880 shares of Auction Rate Preferred Shares (“ARPS”) were authorized and outstanding. As described below, all of the Fund’s outstanding ARPS were purchased or redeemed by the Fund in 2014. When they were outstanding, the ARPS had rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended, and its Bylaws, as amended (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 ARPS consisted of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares had a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M and Series W ARPS were cumulative and were paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. The weekly auctions for Series M and W all failed during the year ended December 31, 2014; consequently, the dividend rate paid on the ARPS was the maximum rate as defined in the prospectus. Since mid-February 2008, holders of ARPS issued by the Fund had been impacted by the lack of liquidity, which had similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund had consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. While repeated auction failures affected the liquidity for ARPS, they did not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders continued to receive dividends at the defined “maximum rate”. The maximum rate was calculated at 200% of the reference rates, which was the 7-day “AA” Financial Composite Commercial Paper rate for Series M and the 30-day “AA” Commercial Paper rate for Series W. Dividend rates ranged from 0.060% to 0.262% between January 1, 2014 to September 30, 2014.

36	Western Asset Premier Bond Fund 2015 Semi-Annual Report

The ARPS were redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends.

The Fund was subject to certain restrictions relating to the ARPS. The Fund could not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding ARPS would have been less than 200%. The ARPS were also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in Bylaws were not satisfied.

The ARPS shareholders were entitled to one vote per share and generally voted with the common shareholders but voted separately as a class to elect two trustees and on certain matters affecting the rights of the ARPS. The issuance of ARPS posed certain risks to holders of common stock, including, among others, the possibility of greater market price volatility, and in certain market conditions, it was possible for the yield to holders of common stock to be adversely affected. The Fund was required to maintain certain asset coverages with respect to the ARPS. If the Fund failed to maintain these coverages and did not cure any such failure within the required time period, the Fund would have been required to redeem a requisite number of shares of the ARPS in order to meet the applicable requirement. The ARPS were otherwise not redeemable by holders of the shares. Additionally, failure to meet the foregoing asset coverage requirements would have restricted the Fund’s ability to pay dividends to common shareholders.

After each auction, the auction agent paid to each broker/dealer, from monies the Fund provided, a participation fee. For the previous periods since the ARPS were outstanding, the participation fee was paid at the annual rate of 0.25% of the purchase price of the ARPS that the broker/dealer placed at the auction. Since January 1, 2010, the participation fee was reduced to an annual rate of 0.05% of the purchase price of the ARPS, in the case of failed auctions.

On June 5, 2014, the Fund announced that it had commenced an issuer tender offer for up to 100% of its outstanding ARPS at a price equal to 97% of the liquidation preference of $25,000 per share, plus any unpaid dividends accrued through July 3, 2014, the expiration date of the tender offer.

The Fund’s tender offer was conditioned upon the Fund closing on a secured credit facility and certain other conditions as set forth in the Fund’s offer to purchase. The Fund replaced leverage associated with the tendered ARPS to the extent it has borrowed under the secured credit facility.

On July 10, 2014, the Fund announced the final results for its issuer tender offer and all shares that were validly tendered and not withdrawn during the offering period were accepted for payment. The Fund accepted for payment 2,863 ARPS, which represented

Western Asset Premier Bond Fund 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

approximately 99% of its outstanding ARPS. The difference between the liquidation preference of the ARPS and the actual purchase price of the tendered ARPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of the ARPS by the Fund.

On August 14, 2014, the Board of Trustees approved the redemption of the remaining Series M ARPS and Series W ARPS, at the liquidation preference of $25,000 per share, plus any accumulated but unpaid dividends, on September 26, 2014 and September 30, 2014, respectively.

6. Loan

The Fund has a revolving credit agreement with State Street Bank and Trust Company that allows the Fund to borrow up to an aggregate amount of $72,000,000 and renews daily for a 270-day term unless notice to the contrary is given to the Fund. The Fund pays a commitment fee at an annual rate of 0.10%, on the unutilized portion of the loan. The interest on the loan is calculated at a variable rate based on the higher of the overnight federal funds rate or the overnight LIBOR rate, plus any applicable margin. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on the behalf of State Street Bank and Trust Company. The Fund’s credit agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the credit agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. For the six months ended June 30, 2015, the Fund incurred a commitment fee in the amount of $7,819. Interest expense related to this loan for the six months ended June 30, 2015 was $290,122. For the six months ended June 30, 2015, the Fund had an average daily loan balance outstanding of $56,447,514 and the weighted average interest rate was 1.04%, based on the number of days that the Fund had borrowings outstanding. At June 30, 2015, the Fund had $58,000,000 of borrowings outstanding.

7. Distributions subsequent to June 30, 2015

The following distributions have been declared by the Fund’s Board of Trustees and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
7/24/2015	7/31/2015	$0.0900
8/21/2015	8/28/2015	$0.0900
9/18/2015	9/25/2015	$0.0900

8. Capital loss carryforward

As of December 31, 2014, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(11,644,915)

38	Western Asset Premier Bond Fund 2015 Semi-Annual Report

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

9. Other

GreenPoint Mortgage Pass Through Certificates (“GreenPoint”) was a mortgage-backed security previously held by the Fund. GreenPoint was insured through a policy issued by AMBAC Assurance Corporation to cover certain interest shortfalls and realized losses. In August 2013, the final paydown was received from GreenPoint resulting in a loss to the Fund. A receivable for $1,633,988 has been recorded representing the estimated insurance proceeds to be paid.

Western Asset Premier Bond Fund 2015 Semi-Annual Report	39

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Fund’s annual meeting of shareholders was held on May 28, 2015. Of the 11,899,563 common shares outstanding, the following shares were voted in the meeting:

Election of Trustees:	For	Withheld
Robert Abeles, Jr.	9,898,141	200,303
Anita L. DeFrantz	9,911,911	186,534
Ronald L. Olson	9,818,574	279,871
Avedick B. Poladian	9,913,897	184,548
William E. B. Siart	9,902,319	196,126
Jaynie M. Studenmund	9,923,228	175,217
Jane Trust*	9,948,585	149,860

*	Effective June 1, 2015, Jane Trust was appointed to the position of President and Chief Executive Officer.

40	Western Asset Premier Bond Fund

Dividend reinvestment plan (unaudited)

The Fund and American Stock Transfer & Trust Company LLC (“Agent”), as the Transfer Agent and Registrar of the Fund, offer a convenient way to add shares of the Fund to your account. The Fund offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) on the common shares are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the Agent at the address set forth below. Shareholders who own shares in a brokerage, bank or other financial institution account must contact the company where their account is held in order to participate in the Plan.

As a participant in the Dividend Reinvestment Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the NAV of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.

Additional information regarding the plan

The Fund will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare. Registered shareholder may terminate participation in the Plan at any time by giving notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination. Shareholders who own shares in a brokerage, bank or other financial institution account must contact the company where their account is held in order to terminate participation in the Plan.

Western Asset Premier Bond Fund	41

Dividend reinvestment plan (unaudited) (cont’d)

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year. Inquiries regarding the Plan, as well as notices of termination, should be directed to American Stock Transfer & Trust Company LLC, 6201 15th Avenue, Brooklyn, New York, 11219. Investor Relations Telephone number 1-888-888-0151.

42	Western Asset Premier Bond Fund

Western Asset

Premier Bond Fund

Trustees

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart

Chairman

Jaynie M. Studenmund

Jane Trust*

Officers

Jane Trust*

President and

Chief Executive Officer

Richard F. Sennett

Principal Financial Officer and Treasurer

Todd F. Kuehl

Chief Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Western Asset Premier Bond Fund

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd.

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Transfer agent

American Stock Transfer & Trust Company

6201 15th Avenue,

Brooklyn, NY 11219

New York Stock

Exchange Symbol

WEA

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your non-public personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Premier Bond Fund

Western Asset Premier Bond Fund

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices, shares of its Common Stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) on the Fund’s website at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Premier Bond Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

American Stock

Transfer & Trust Company

6201 15th Avenue,

Brooklyn, NY 11219

WASX012842 8/15 SR15-2566

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLOCIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not Applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxle Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015